CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net (loss) income	$ 16,649,176	$ (221,090,508)	$ (115,637,415)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Long-lived assets impairment		158,424,827	42,754,481
Share-based compensation	1,792,819	1,881,401	2,249,834
Inventory write-down	175,568	29,905,734	14,821,620
Allowance for doubtful accounts	(3,823,744)	5,482,019	359,733
Depreciation of property, plant and equipment	28,007,943	52,250,595	37,371,791
Gain on disposition of Nanjing Daqo			(1,099,299)
Loss on disposal of Property Plant and Equipment	314,728
Changes in operating assets and liabilities:
Accounts receivable	4,775,333	12,431,119	(10,295,169)
Note receivables	(34,702,180)	(11,496,473)	(2,633,764)
Prepaid expenses and other current assets	10,217,835	29,616	(15,042,913)
Advances to suppliers	(513,373)	(122,753)	2,098,761
Inventories	484,562	(25,270,470)	(6,745,803)
Amount due from related parties	2,193,604	(6,853,965)	8,418,601
Prepaid land use rights	623,413	264,549	(841,195)
Other non-current assets	229,688	4,513,271	4,645,277
Accounts payable	(475,966)	5,349,428	3,249,172
Note payables	31,992,814	(19,760,436)	16,776,966
Accrued expenses and other current liabilities	1,677,622	468,946	(150,005)
Income tax payable		(160,480)	(8,052,589)
Advances from customers	(13,813,120)	(4,254,342)	(8,794,585)
Amount due to related parties	(453,075)	(415,960)	14,047,531
Deferred government subsidies	266,082	482,563	618,958
Deferred tax assets		1,415,502	11,572,778
Net cash (used in) provided by operating activities	45,619,729	(16,525,817)	(10,307,234)
Investing activities:
Purchases of property, plant and equipment	(77,028,755)	(32,504,507)	(105,659,395)
(Decrease)/Increase in restricted cash	(13,560,277)	1,823,635	80,435
Proceeds from disposition of Nanjing Daqo			2,656,490
Decrease in cash on deconsolidation of Daqo New Material		(15,241)
Net cash used in investing activities	(90,589,032)	(30,696,113)	(102,922,470)
Financing activities:
Proceeds from related parties loans	275,134,122	157,271,287	1,645,923
Repayment of related parties loans	(275,088,560)	(69,386,568)
Proceeds from bank borrowings	176,114,553	74,551,991	129,572,090
Repayment of bank borrowings	(186,549,888)	(113,745,197)	(103,573,459)
Purchase and retirement of treasury shares			(500,724)
Proceeds from options exercised	37,080	135,171
Proceeds from follow-on equity offering	58,000,000
Insurance cost for follow-on equity offering	(3,375,553)
Net cash provided by financing activities	44,271,754	48,826,684	27,143,830
Effect of exchange rate changes on cash and cash equivalents	(65,052)	(452,694)	67,800
Net (decrease) increase in cash and cash equivalents	(762,601)	1,152,060	(86,018,074)
Cash and cash equivalents at the beginning of the year	7,831,084	6,679,024	92,697,098
Cash and cash equivalents at the end of the year	7,068,483	7,831,084	6,679,024
Supplemental disclosure of cash flow information:
Interest paid	17,771,457	19,657,071	15,555,495
Income taxes paid			8,052,589
Disposition and Deconsolidation:
Less: cash and cash equivalents disposed		(15,241)
Net cash inflow on the disposition			2,656,490
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in payable	79,989,590	51,766,695	46,594,935
Purchases of property, plant and equipment included in amount due to related parties	5,651,053	940,135	5,678,393
Nanjing Daqo [Member]
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Gain on disposition of Nanjing Daqo			(1,099,299)
Investing activities:
Proceeds from disposition of Nanjing Daqo			2,656,490
Decrease in cash on deconsolidation of Daqo New Material			(2,122,167)
Disposition and Deconsolidation:
Total consideration			9,888,742
Less: amount due from Daqo Group			(5,110,085)
Total cash consideration received			4,778,657
Less: cash and cash equivalents disposed			(2,122,167)
Net cash inflow on the disposition			$ 2,656,490